Description of Organization and Business Operations and Liquidity (Details) - USD ($)							12 Months Ended
	Feb. 14, 2024	Jul. 17, 2023	May 09, 2023	Aug. 16, 2022	Oct. 08, 2021	Oct. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Feb. 05, 2024	Jan. 03, 2024	Nov. 30, 2023	Oct. 04, 2023	Sep. 01, 2023	Jul. 28, 2023	Jul. 07, 2023	Jun. 30, 2023	May 08, 2023	Apr. 03, 2023	Mar. 31, 2023	Dec. 20, 2022	Oct. 29, 2021	Nov. 19, 2019
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)																							$ 1.7571
Public Shares issued							$ 907	$ 904
Sale of stock price per share (in Dollars per share)							$ 1.7571
Common stock par value (in Dollars per share)							0.0001	$ 0.0001
Price per share (in Dollars per share)							$ 0.0001	$ 0.0001
Payments of aggregate							$ 5,766	$ 5,625
Common stock outstanding (in Shares)							9,068,899	9,044,733
Common stock issued (in Shares)							9,068,899	9,044,733
Accumulated deficit							$ (43,089,821)	$ (35,800,244)
Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)							5,563,297
Class A Common Stock [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock issued (in Shares)							885,000
Class B Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)							$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds							$ 8,450,000
Additional units issued during the period shares (in Shares)							2,200,000
Deferred underwriting commissions including fees							$ 9,150,000
deferred underwriting fees payable							9,150,000
Investment of cash in trust account							$ 178,500,000
Cash deposited in trust account per unit (in Dollars per share)							$ 10.2
Fair value percentage							80.00%
Public shares (in Dollars per share)							$ 10.2
Minimum net worth to consummate business combination							$ 5,000,001
Percentage of aggregate share							20.00%
Deposit held in trust account							$ 22,949					$ 22,949	$ 22,949	$ 22,949	$ 8,846	$ 37,052	$ 150,000	$ 125,000		$ 100,000
Payments of accrual interest							8,400,000
Interest to pay dissolution expenses							$ 100,000
Sale of stock price per share (in Dollars per share)							$ 10.2
Business combination amount							$ 50,000,000
Liquidation price per share (in Dollars per share)							$ 10
Percentage of excise tax				1.00%			1.00%
Common stock tendered for redemption shares (in Shares)		523,341
Total redemption amount		$ 5,638,879
Excise tax liability							$ 56,389
Percentage of excise tax liability							1.00%
Cash at carrying value							$ 96,873
Trust account							8,436,311
Net working capital							5,049,122
Additional federal income tax due			$ 182,308
Accumulated deficit							$ 14,200,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock traded at a value																			$ 50,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrant [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)							$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)					15,500,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Proceeds from initial public offering gross					$ 155,000,000
Offering costs							$ 12,729,318
Underwriting fees							2,635,000
Deferred underwriting commissions including fees							9,150,000
Other costs							$ 944,318
Public Shares issued								1,288,298
Sale of stock price per share (in Dollars per share)							$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds						$ 8,850,000
Public Shares issued								$ 885,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)							2,000,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds							$ 20,000,000
Underwriting fees							1,400,000
Underwriting fees							$ 400,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Number of shares redemption (in Shares)							16,211,702
Common stock outstanding (in Shares)								2,173,298
Common stock par value (in Dollars per share)							$ 0.0001
Exercise price per share (in Dollars per share)																						$ 11.5
Payments of aggregate							$ 5,000,000
Common stock outstanding (in Shares)							5,481,250	885,000
Common stock issued (in Shares)							5,481,250	885,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)							$ 11.5
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)							6,246,207
Common stock issued (in Shares)							6,246,207
PHOENIX BIOTECH ACQUISITION CORP. [Member] | CERo common stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)							$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | CERo Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Price per share (in Dollars per share)							$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)								$ 0.0001
Common stock outstanding (in Shares)							0	4,596,250
Common stock issued (in Shares)							0	4,596,250
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)							0
Common stock issued (in Shares)							0
Investment Company Act [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Ownership percentage							50.00%
Subsequent Event [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Public Shares issued	$ 1
Price per share (in Dollars per share)									$ 0.0001
Liquidation price per share (in Dollars per share)	$ 10
Subsequent Event [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001
Liquidation price per share (in Dollars per share)	10
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)	$ 10
Gross proceeds	$ 9,980,000
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)											6,234,582
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class A Common Stock [Member] | Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock issued (in Shares)										4,651,704
Research and Development Expense [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Accumulated deficit							$ 43,100,000
Business Combination [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business acquisition, effective date of acquisition							Jan. 08, 2024
CERo common stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business combination price per share (in Dollars per share)							$ 10
CERo common stock [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business combination price per share (in Dollars per share)	$ 10
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Maximum borrowing capacity							$ 1,500,000														$ 1,500,000
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unsecured promissory note																					$ 1,500,000
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)							845,000
Unit price per share (in Dollars per share)							$ 10
Sponsor [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)											$ 11.02
Sponsor and Cohen and Company Capital Markets [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds							$ 400,000
Additional units issued during the period shares (in Shares)							40,000
Initial Stockholders [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period							100.00%